Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13 – SEGMENT REPORTING

The Company operates and manages its business as one reportable and operating segment - development and sales of 3D printing production machines and plant-based products. The Company’s chief operating decision maker is the Chief Executive Officer. The Company’s chief operating decision maker uses consolidated operating loss and net loss to measure segment profit or loss, allocate resources, and assess performance.

To make operating decisions, the CODM examines, within each operational function, the payroll and employee benefits. The accounting policies of the development and sales of 3D printing production machines and plant-based products segment are the same as those described in the summary of significant accounting policies. The CODM does not examine the segment's assets.

The following table presents the operations for the reportable segment during the years ended December 31, 2024, 2023 and 2022 (in thousands):

	2024	2023	2022
Revenue	10	-	-
Cost of revenue
Payroll and Employee benefits	17	-	-
Other cost of revenue	5	-	-
Total cost of revenue	22	-	-

Gross loss	12	-	-

Research and development - Payroll and Employee benefits	2,085	3,679	3,259
Marketing - Payroll and Employee benefits	513	847	821
General and administrative - Payroll and Employee benefits	941	1,276	1,478
Depreciation and amortization expenses	467	503	837
Share-based compensation expenses	377	1,859	3,356
Other operating expenses (*)	4,081	6,014	7,347
Total operating expenses	8,464	14,178	17,098

Total operating loss	8,476	14,178	17,098

Change in fair value of financial liabilities	-	(4)	(2,603)
Impairment from other investment	-	1,148	(99)
Loss from marketable securities	179	84	-
Interest income	(160)	(196)	(83)
Other financial expenses (income), net	26	337	220
Loss from continuing operations	8,521	15,547	14,533
Net loss from discontinued operations	-	1,317	7,326
Loss for the year	8,521	16,864	21,859

(*)	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs and facility costs.